Investments (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance Sheets
Current assets	$ 383	$ 420
Long-term assets	158	155
Current liabilities	190	164
Long-term liabilities	43	57
Statements of Income
Sales	881	698	578
Cost of goods sold, expenses and income taxes	805	580	473
Net income	$ 76	$ 118	$ 105